Note 38 - Insurance and reinsurance contracts income and expenses - Other operating income and expenses on insurance and reinsurance contracts (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Insurance and Reinsurance Contracts Income and Expenses
Income on insurance and reinsurance contracts (Income Statement)	€ 1,609	€ 1,863
Expenses on insurance and reinsurance contracts (Income Statement)	(1,093)	(1,295)
Total Net Income Arising from Insurance and Reinsurance Contracts	€ 516	€ 568